Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	December 31, 2015	December 31, 2014
Cash on hand and at banks	$ 24,776	$ 54,551
Short-term deposits	56,731	17,380

Total cash and cash equivalents	$ 81,507	$ 71,931